Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO named executive officers (the “Non-PEO NEOs”) and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
Pay Versus Performance Table
			Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		GAAP Net I ncome ($mil.)	GAAP Revenue ($mil.)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)			Plug Power Total Stockholder Return	Peer Group Total Stockholder Return(5)
2022	$766,555	$(75,973,705)	$935,683	$(26,246,111)	$391	$190	$(724)	$701
2021	$52,248,305	$3,988,254	$23,665,540	$11,696,569	$893	$274	$(460)	$502
2020	$13,630,072	$80,721,434	$5,333,470	$27,607,125	$1,073	$282	$(596)	$(93)

(1)
Andrew J. Marsh served as the PEO for the entirety of 2022, 2021, and 2020. Our Non-PEO NEOs for the applicable years were as follows:

•
2022: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., Jose Luis Cresp, Dirk Ole Hoefelmann, and Keith C. Schmid

•
2021: Paul B. Middleton, Sanjay K. Shrestha, Dirk Ole Hoefelmann, and Gerard L. Conway, Jr.

•
2020: Paul B. Middleton, Sanjay K. Shrestha, Keith C. Schmid, and Jose Luis Crespo

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEO, Mr. Marsch, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.

(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

(4)
Total Stockholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the NASDAQ Clean Edge Green Energy Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$766,555	$935,683	$52,248,305	$23,665,540	$13,630,072	$5,333,470
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$0	$517,333	$50,800,000	$22,887,250	$11,438,075	$4,168,991
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$0	$324,000	$52,156,620	$22,534,449	$32,956,000	$11,986,625
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)	$33,624,033	$11,020,441
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)	$11,949,404	$3,435,580
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569	$80,721,434	$27,607,125
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Andrew J. Marsh served as the PEO for the entirety of 2022, 2021, and 2020. Our Non-PEO NEOs for the applicable years were as follows:

•
2022: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., Jose Luis Cresp, Dirk Ole Hoefelmann, and Keith C. Schmid

•
2021: Paul B. Middleton, Sanjay K. Shrestha, Dirk Ole Hoefelmann, and Gerard L. Conway, Jr.

•
2020: Paul B. Middleton, Sanjay K. Shrestha, Keith C. Schmid, and Jose Luis Crespo

Peer Group Issuers, Footnote [Text Block]	(5) “Peer Group” represents the NASDAQ Clean Edge Green Energy Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 766,555	$ 52,248,305	$ 13,630,072
PEO Actually Paid Compensation Amount	$ (75,973,705)	3,988,254	80,721,434
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

(4)
Total Stockholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the NASDAQ Clean Edge Green Energy Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$766,555	$935,683	$52,248,305	$23,665,540	$13,630,072	$5,333,470
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$0	$517,333	$50,800,000	$22,887,250	$11,438,075	$4,168,991
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$0	$324,000	$52,156,620	$22,534,449	$32,956,000	$11,986,625
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)	$33,624,033	$11,020,441
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)	$11,949,404	$3,435,580
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569	$80,721,434	$27,607,125
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 935,683	23,665,540	5,333,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ (26,246,111)	11,696,569	27,607,125
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

(4)
Total Stockholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the NASDAQ Clean Edge Green Energy Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$766,555	$935,683	$52,248,305	$23,665,540	$13,630,072	$5,333,470
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$0	$517,333	$50,800,000	$22,887,250	$11,438,075	$4,168,991
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$0	$324,000	$52,156,620	$22,534,449	$32,956,000	$11,986,625
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)	$33,624,033	$11,020,441
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)	$11,949,404	$3,435,580
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569	$80,721,434	$27,607,125
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and GAAP Revenue (our Company-Selected Measure). The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s GAAP revenue for the applicable reporting year.

Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and CAP. The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the Compensation Discussion and Analysis for a further description of these metrics and how they are used in the Company’s executive compensation program.
Gross Margin
Revenue
Stock Price

Total Shareholder Return Amount	$ 391	893	1,073
Peer Group Total Shareholder Return Amount	190	274	282
Net Income (Loss)	$ (724,000,000)	$ (460,000,000)	$ (596,000,000)
Company Selected Measure Amount	701,000,000	502,000,000	(93,000,000)
PEO Name	Andrew J. Marsh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(50,800,000)	(11,438,075)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	52,156,620	32,956,000
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,054,958)	(40,367,440)	33,624,033
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,685,302)	(9,249,231)	11,949,404
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(517,333)	(22,887,250)	(4,168,991)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,000	22,534,449	11,986,625
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,617,390)	(9,546,769)	11,020,441
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,371,071)	(2,069,401)	3,435,580
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0